Deferred Tax Assets and Liabilities - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	¥ 8,164	¥ 7,577
Liabilities	(24,208)	(19,078)
Net Balance	(16,044)	(11,501)	¥ (6,594)	¥ (3,394)
Equity instruments at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Liabilities	(137)	(234)
Net Balance	(137)	(234)	(87)	(169)
Provisions and impairment losses, primarily for credit losses [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	2,069	1,953
Net Balance	2,069	1,953	1,925	1,829
Property, plant and equipment, and others [Member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	5,299	4,862
Liabilities	(24,067)	(18,831)
Net Balance	(18,768)	(13,969)	(8,442)	(5,073)
Right-of-use assets and lease liabilities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	791	744
Net Balance	791	744
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	5	18
Liabilities	(4)	(13)
Net Balance	¥ 1	¥ 5	¥ 10	¥ 19